Columbia Total Return Bond Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 13.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,088,580	1,100,412
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	4,765,064	4,776,944
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	14,800,000	14,862,341
Series 2023-B Class A
09/15/2028	6.820%	8,550,000	8,586,014
Series 2024-X2 Class A
12/17/2029	5.220%	3,341,501	3,340,899
Subordinated Series 2023-B Class C
09/15/2028	7.810%	7,000,000	7,033,142
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,400,000	16,400,000
Atrium XIII(a),(c)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	6.081%	2,250,000	2,256,264
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.406%	3,783,570	3,783,733
Cent CLO Ltd.(a),(c)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.172%	9,300,000	9,314,387
CIFC Funding Ltd.(a),(c)
Series 2019-4A Class A2R2
3-month Term SOFR + 1.650% Floor 1.650% 07/15/2038	5.973%	12,510,000	12,550,995
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	1,189,016	1,189,347
Dryden Senior Loan Fund(a),(c)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.549%	2,172,926	2,175,255
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	14,613,667	14,663,971
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	10,281,195	10,254,869
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	3,912,134
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,910,397
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	152,616	152,698
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	10,118,967	10,137,684
Flagship Credit Auto Trust(a)
Series 2024-3 Class A
11/15/2028	4.880%	4,678,111	4,684,205
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	5,073,826	5,109,699
Series 2024-4A Class A2
12/17/2029	4.430%	8,111,047	8,098,903
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	2,345,958	2,364,522
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	14,000,000	13,981,159
Marlette Funding Trust(a)
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	549,917	550,085
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	5,500,000	5,542,126
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	5,299,976	5,403,764
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	1,140,889	1,143,612
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	1,843,354	1,849,991

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 35 Ltd.(a),(c)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.987%	9,350,000	9,368,700
Octagon Investment Partners Ltd.(a),(c)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.539%	4,725,524	4,727,155
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	2,798,940	2,799,541
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	5,010,009	4,874,825
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	6,197,365	6,209,660
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	6,128,066	6,166,149
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	7,172,327	7,214,509
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	5,447,127	5,485,714
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	5,458,838	5,519,106
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	6,264,406	6,265,781
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	4,983,402	4,991,893
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	6,183,000	6,182,764
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	4,772,078	4,774,225
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	214,979	213,424
Series 2021-HG1 Class A
01/16/2029	1.220%	65,868	65,663
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	154,176
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,258,817	4,300,338
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	4,788,253	4,833,896
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	1,209,208	1,218,813
Series 2024-3 Class A
10/15/2031	6.258%	2,258,112	2,268,562
Series 2025-4 Class B
01/17/2033	5.688%	11,240,000	11,300,257
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	2,197,922	2,205,050
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	4,413,102	4,431,176
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	4,678,635	4,717,674
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	11,932,975	12,039,044
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	3,245,694	3,266,036
Palmer Square Loan Funding Ltd.(a),(c)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.329%	15,000,000	15,018,090
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	9,900,000	9,919,166
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	1,156,141	1,158,820
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	5,726,235	5,772,457
Series 2024-3A Class A
03/25/2033	5.281%	7,056,034	7,076,637
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,484,920	1,453,960
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	4,151,687	4,193,343
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	841,442	842,813
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	1,963,204	1,964,102
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(c)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	5.949%	5,828,571	5,835,635
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	361,318	361,839
Series 2023-1A Class A
04/15/2029	7.580%	821,995	824,000
Upland CLO Ltd.(a),(c)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% Floor 1.020% 04/20/2031	5.607%	2,199,046	2,205,808
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	259,647	258,302
Series 2021-ST5 Class A
07/20/2027	2.000%	240,074	238,790
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	3,752,463	3,752,136
Series 2025-2 Class A2
06/20/2035	5.220%	7,555,000	7,571,067
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	2,897,460	2,904,094
Series 2024-3A Class A2A
09/15/2027	4.820%	4,318,175	4,320,680
Total Asset-Backed Securities — Non-Agency (Cost $381,640,958)			382,395,422

Commercial Mortgage-Backed Securities - Non-Agency 0.6%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,485,000	2,971,313
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	3,468,125
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	137,675
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.607%	5,000,000	4,984,412
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.264%	4,555,000	4,238,620
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $25,476,196)			15,800,145

Common Stocks 0.0%
Issuer	Shares	Value ($)
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(e)	1,493	131,847
Total Industrials		131,847
Total Common Stocks (Cost $53,240)		131,847

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,407,000	1,349,032
Total Convertible Bonds (Cost $1,354,270)			1,349,032

Corporate Bonds & Notes 26.2%

Aerospace & Defense 1.4%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	129,000	131,991
03/15/2033	6.250%	128,000	131,262
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,457,029
02/15/2031	1.900%	3,350,000	2,905,874
Boeing Co. (The)
08/01/2059	3.950%	9,404,000	6,461,036
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,226,662
Northrop Grumman Corp.
02/01/2027	3.200%	1,570,000	1,542,794
02/01/2029	4.600%	6,214,000	6,267,159
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,207,698
03/15/2032	2.375%	3,256,000	2,831,464
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	198,000	209,418
11/15/2030	9.750%	446,000	491,229

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
08/15/2028	6.750%	463,000	472,478
03/01/2029	6.375%	955,000	977,574
03/01/2032	6.625%	1,086,000	1,117,086
01/15/2033	6.000%	399,000	401,214
05/31/2033	6.375%	1,083,000	1,089,706
Total			38,921,674
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	455,000	475,482
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,051,571	1,051,167
Total			1,526,649
Automotive 0.1%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	360,000	326,772
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	482,000	496,152
IHO Verwaltungs GmbH(a),(f)
11/15/2030	7.750%	262,000	269,464
11/15/2032	8.000%	786,000	807,951
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	206,000	212,839
07/17/2035	8.125%	601,000	631,308
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	406,000	393,264
04/23/2032	6.875%	1,202,000	1,121,772
Total			4,259,522
Banking 5.0%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	186,000	193,081
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	281,000	279,104
Bank of America Corp.(g)
07/21/2032	2.299%	6,150,000	5,353,079
10/20/2032	2.572%	24,905,000	21,941,117
02/04/2033	2.972%	11,590,000	10,372,527
Subordinated
09/21/2036	2.482%	503,000	428,210
Citigroup, Inc.(g)
06/03/2031	2.572%	6,132,000	5,560,673
01/25/2033	3.057%	11,756,000	10,523,404
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(g)
04/23/2031	5.218%	13,652,000	13,962,552
07/21/2032	2.383%	3,346,000	2,922,192
10/21/2032	2.650%	1,000	881
HSBC Holdings PLC(g)
05/13/2031	5.240%	5,410,000	5,506,164
05/24/2032	2.804%	3,677,000	3,272,048
05/13/2036	5.790%	949,000	978,298
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	2,869,000	2,918,463
10/22/2030	4.603%	448,000	448,608
01/24/2031	5.140%	1,781,000	1,819,502
04/22/2031	5.103%	704,000	719,912
11/08/2032	2.545%	15,729,000	13,821,546
Morgan Stanley(g)
10/18/2030	4.654%	7,255,000	7,266,476
04/17/2031	5.192%	3,915,000	3,998,743
Subordinated
09/16/2036	2.484%	7,470,000	6,366,239
Morgan Stanley Private Bank NA(g)
07/18/2031	4.734%	14,892,000	14,957,629
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	1,450,000	1,619,475
Royal Bank of Canada(g)
10/18/2030	4.650%	2,433,000	2,432,893
02/04/2031	5.153%	1,388,000	1,414,889
Royal Bank of Canada(g),(h)
08/06/2031	4.696%	1,153,000	1,153,994
US Bancorp(g)
06/12/2034	5.836%	2,529,000	2,650,376
Washington Mutual Bank(b),(i),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(g)
04/23/2031	5.150%	430,000	438,725
Total			143,361,869
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	665,000	664,626
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	636,000	653,115
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	355,000	387,414
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	946,000	945,968
Focus Financial Partners LLC(a)
09/15/2031	6.750%	388,000	396,463
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%	621,000	617,973
01/31/2030	9.125%	659,000	700,831
Osaic Holdings, Inc.(a),(h)
08/01/2032	6.750%	442,000	447,365
08/01/2033	8.000%	561,000	570,035
Total			5,383,790
Building Materials 0.2%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	252,000	254,326
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	133,000	133,582
07/31/2032	6.125%	224,000	226,535
Masterbrand, Inc.(a)
07/15/2032	7.000%	84,000	85,473
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	769,000	789,242
03/01/2033	6.750%	639,000	655,491
QXO Building Products, Inc.(a)
04/30/2032	6.750%	595,000	612,947
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	274,000	279,822
08/01/2033	6.250%	201,000	202,905
Standard Industries, Inc.(a)
01/15/2028	4.750%	424,000	418,812
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,329,000	1,326,095
Total			4,985,230
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	667,000	654,783
03/01/2030	4.750%	1,373,000	1,304,224
08/15/2030	4.500%	557,000	521,288
02/01/2031	4.250%	620,000	565,775
03/01/2031	7.375%	72,000	73,969
02/01/2032	4.750%	852,000	786,770
01/15/2034	4.250%	900,000	776,447
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	701,000	636,118
Charter Communications Operating LLC
12/01/2061	4.400%	3,576,000	2,430,219
Comcast Corp.
03/01/2026	3.150%	2,920,000	2,896,193
CSC Holdings LLC(a)
02/01/2028	5.375%	429,000	394,683
01/31/2029	11.750%	320,000	299,293
02/01/2029	6.500%	338,000	267,193
01/15/2030	5.750%	402,000	197,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2030	4.125%	941,000	632,188
12/01/2030	4.625%	799,000	373,623
02/15/2031	3.375%	36,000	23,699
DISH DBS Corp.
07/01/2028	7.375%	142,000	108,964
06/01/2029	5.125%	227,000	165,575
DISH DBS Corp.(a)
12/01/2028	5.750%	605,000	539,962
DISH Network Corp.(a)
11/15/2027	11.750%	1,548,000	1,611,795
EchoStar Corp.
11/30/2029	10.750%	884,419	931,943
EchoStar Corp.(f)
11/30/2030	6.750%	441,664	418,561
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	270,000	264,009
08/01/2027	5.000%	799,000	790,207
07/15/2028	4.000%	452,000	430,550
07/01/2030	4.125%	244,000	222,496
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	488,463
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	308,684
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,200,000	1,056,309
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	474,000	413,692
Total			20,585,563
Chemicals 0.5%
Ashland LLC(a)
09/01/2031	3.375%	1,120,000	984,460
Avient Corp.(a)
11/01/2031	6.250%	269,000	269,947
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	390,000	405,378
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	207,038
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	320,000	317,213
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,064,829
Celanese US Holdings LLC
04/15/2030	6.500%	85,000	86,002
07/15/2032	6.879%	108,000	111,808
04/15/2033	6.750%	954,000	962,556
11/15/2033	7.200%	513,000	535,352

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	595,265
Herens Holdco Sarl(a)
05/15/2028	4.750%	599,000	522,220
INEOS Finance PLC(a)
04/15/2029	7.500%	1,087,000	1,083,142
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,162,000	1,182,155
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	900,700	908,581
Inversion Escrow Issuer LLC(a),(h)
08/01/2032	6.750%	687,000	678,621
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	427,720
11/15/2028	9.750%	750,000	786,592
10/01/2029	6.250%	876,000	838,291
06/15/2031	7.250%	930,000	950,640
SPCM SA(a)
03/15/2027	3.125%	150,000	144,720
Tronox, Inc.(a)
03/15/2029	4.625%	473,000	366,855
WR Grace Holdings LLC(a)
06/15/2027	4.875%	705,000	701,068
08/15/2029	5.625%	1,318,000	1,216,420
03/01/2031	7.375%	341,000	351,755
Total			15,698,628
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	2,725,000	2,732,171
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	86,646
06/15/2030	7.000%	464,000	479,118
06/15/2033	7.250%	1,415,000	1,466,225
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	531,613
03/15/2031	7.750%	201,000	210,779
Total			5,506,552
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	510,000	491,608
12/01/2028	6.125%	1,516,000	1,448,022
Match Group Holdings II LLC(a)
10/01/2031	3.625%	245,000	219,216
Match Group, Inc.(a)
06/01/2028	4.625%	1,138,000	1,111,936
Total			3,270,782
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	96,000	100,237
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	983,000	817,380
Newell Brands, Inc.(a)
06/01/2028	8.500%	70,000	73,431
Newell Brands, Inc.
05/15/2030	6.375%	502,000	487,948
05/15/2032	6.625%	686,000	656,286
Opal Bidco SAS(a)
03/31/2032	6.500%	532,000	537,945
Whirlpool Corp.
06/15/2030	6.125%	108,000	107,746
06/15/2033	6.500%	113,000	111,243
Total			2,892,216
Diversified Manufacturing 0.4%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	69,000	70,035
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,660,533
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	356,179
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	790,000	805,972
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	278,236
Esab Corp.(a)
04/15/2029	6.250%	222,000	226,942
Gates Corp. (The)(a)
07/01/2029	6.875%	401,000	413,021
Madison IAQ LLC(a)
06/30/2029	5.875%	668,000	651,305
Resideo Funding, Inc.(a)
09/01/2029	4.000%	459,000	431,505
07/15/2032	6.500%	14,000	14,205
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	146,000	149,476
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	265,000	268,688
03/15/2029	6.375%	407,000	417,346
03/15/2032	6.625%	523,000	539,566
Total			12,283,009
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.4%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,638,800
Alpha Generation LLC(a)
10/15/2032	6.750%	181,000	185,335
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	553,000	558,137
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	399,000	392,061
02/15/2031	3.750%	940,000	857,412
01/15/2032	3.750%	357,000	317,176
Dominion Energy, Inc.
03/15/2035	5.450%	3,516,000	3,544,208
DTE Energy Co.
07/01/2027	4.950%	4,300,000	4,340,082
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,288,320
Edison International
11/15/2028	5.250%	4,406,000	4,376,486
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	1,034,764
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	307,000	288,151
Long Ridge Energy LLC(a)
02/15/2032	8.750%	608,000	630,878
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	210,534
01/15/2029	7.250%	513,000	523,611
NRG Energy, Inc.(a)
06/15/2029	5.250%	274,000	270,950
07/15/2029	5.750%	262,000	261,623
02/01/2033	6.000%	421,000	422,173
11/01/2034	6.250%	684,000	693,078
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,915,000	6,545,119
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	295,000	285,833
PG&E Corp.
07/01/2028	5.000%	80,000	78,072
PG&E Corp.(g)
03/15/2055	7.375%	408,000	393,625
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	709,000	698,492
01/15/2030	4.750%	780,000	748,130
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	67,940
07/31/2027	5.000%	712,000	708,450
05/01/2029	4.375%	718,000	695,840
10/15/2031	7.750%	490,000	518,684
04/15/2032	6.875%	271,000	281,612
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	445,000	466,808
03/15/2033	8.625%	868,000	919,042
Total			40,241,426
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	375,000	389,205
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	680,000	705,769
Total			1,094,974
Finance Companies 0.4%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	348,000	358,753
03/15/2030	5.875%	377,000	378,517
Navient Corp.
03/15/2029	5.500%	138,000	135,025
03/15/2031	11.500%	429,000	481,790
08/01/2033	5.625%	1,326,000	1,193,216
OneMain Finance Corp.
05/15/2029	6.625%	462,000	471,780
03/15/2030	7.875%	257,000	270,585
09/15/2030	4.000%	458,000	418,990
05/15/2031	7.500%	385,000	401,372
11/15/2031	7.125%	102,000	105,298
03/15/2032	6.750%	566,000	574,098
09/15/2032	7.125%	506,000	521,727
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,246,000	1,304,824
Rocket Cos, Inc.(a)
08/01/2030	6.125%	273,000	277,030
08/01/2033	6.375%	348,000	355,045
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,956,000	1,731,720
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	39,213
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	271,000	271,174
04/15/2029	5.500%	413,000	404,157
UWM Holdings LLC(a)
02/01/2030	6.625%	655,000	655,706
Total			10,350,020

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.2%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,286,000	1,290,712
05/15/2048	5.300%	9,130,000	8,070,014
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	11,325,000	11,356,796
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,490,899
Campbell Soup Co.
03/23/2035	4.750%	9,700,000	9,272,064
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	754,147	810,624
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	2,033,745
General Mills, Inc.
01/30/2027	4.700%	2,276,000	2,283,497
Kraft Heinz Foods Co.
06/01/2026	3.000%	7,585,000	7,487,520
Mars, Inc.(a)
04/20/2028	4.550%	7,210,000	7,248,603
03/01/2035	5.200%	2,880,000	2,893,751
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,167,000	3,189,515
Performance Food Group, Inc.(a)
09/15/2032	6.125%	144,000	146,362
Post Holdings, Inc.(a)
09/15/2031	4.500%	862,000	797,172
02/15/2032	6.250%	203,000	206,825
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	692,000	693,582
04/30/2029	4.375%	414,000	398,608
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	700,000	662,543
US Foods, Inc.(a)
01/15/2032	7.250%	395,000	411,560
Total			61,744,392
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	420,000	416,486
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	381,000	393,041
02/15/2032	6.500%	734,000	748,016
10/15/2032	6.000%	245,000	236,565
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	313,744
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	42,000	43,792
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	393,235
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	572,000	530,200
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	945,000	953,882
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	959,000	924,471
Scientific Games International, Inc.(a)
11/15/2029	7.250%	260,000	266,955
Voyager Parent LLC(a)
07/01/2032	9.250%	524,000	554,441
Total			5,774,828
Health Care 2.1%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	967,000	935,444
03/15/2033	7.375%	529,000	544,991
Avantor Funding, Inc.(a)
11/01/2029	3.875%	1,033,000	972,876
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	415,975
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	202,316
03/15/2031	4.000%	185,000	169,763
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	269,000	269,451
04/15/2029	6.875%	522,000	409,091
05/15/2030	5.250%	637,000	557,429
02/15/2031	4.750%	531,000	444,129
01/15/2032	10.875%	312,000	327,301
Cigna Corp.
03/15/2050	3.400%	1,358,000	915,647
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	632,000	649,523
CVS Health Corp.
03/25/2038	4.780%	13,980,000	12,802,753
DaVita, Inc.(a)
07/15/2033	6.750%	676,000	696,918
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,809,654
HCA, Inc.
06/01/2028	5.200%	2,456,000	2,498,082
09/01/2030	3.500%	20,878,000	19,675,357
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2030	6.500%	294,000	303,506
06/01/2032	6.250%	646,000	662,451
LifePoint Health, Inc.(a)
10/15/2030	11.000%	192,000	211,256
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	404,000	412,598
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	580,000	553,112
10/01/2029	5.250%	1,078,000	1,057,756
Select Medical Corp.(a)
12/01/2032	6.250%	268,000	267,810
Star Parent, Inc.(a)
10/01/2030	9.000%	1,132,000	1,191,444
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	392,000	403,337
Tenet Healthcare Corp.
02/01/2027	6.250%	304,000	304,162
11/01/2027	5.125%	521,000	519,084
10/01/2028	6.125%	410,000	410,039
01/15/2030	4.375%	955,000	918,563
05/15/2031	6.750%	463,000	476,463
Total			59,988,281
Healthcare Insurance 1.5%
Centene Corp.
10/15/2030	3.000%	20,005,000	17,409,562
03/01/2031	2.500%	4,576,000	3,841,522
08/01/2031	2.625%	2,000	1,671
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,295,000	2,294,181
04/15/2031	4.900%	5,811,000	5,871,439
04/15/2034	5.000%	10,675,000	10,585,233
04/15/2054	5.375%	2,403,000	2,210,122
Total			42,213,730
Independent Energy 0.8%
APA Corp.(a)
02/15/2055	6.750%	2,470,000	2,321,976
Baytex Energy Corp.(a)
04/30/2030	8.500%	668,000	679,656
03/15/2032	7.375%	693,000	669,839
Civitas Resources, Inc.(a)
07/01/2028	8.375%	582,000	599,198
11/01/2030	8.625%	257,000	262,383
07/01/2031	8.750%	828,000	838,289
06/15/2033	9.625%	640,000	658,117
CNX Resources Corp.(a)
01/15/2029	6.000%	523,000	522,580
03/01/2032	7.250%	405,000	417,144
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,136,000	1,136,079
Comstock Resources, Inc.(a)
03/01/2029	6.750%	17,000	16,738
01/15/2030	5.875%	345,000	325,492
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	167,000	167,754
04/15/2030	6.000%	212,000	208,580
04/15/2032	6.250%	677,000	650,021
11/01/2033	8.375%	523,000	546,284
02/15/2035	7.250%	1,149,000	1,118,477
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	325,143
04/15/2032	6.500%	453,000	453,746
04/15/2033	6.250%	647,000	640,782
Occidental Petroleum Corp.
08/01/2027	5.000%	1,647,000	1,655,761
10/01/2054	6.050%	7,187,000	6,566,894
Permian Resources Operating LLC(a)
01/15/2032	7.000%	759,000	784,228
02/01/2033	6.250%	414,000	415,718
SM Energy Co.(a)
08/01/2029	6.750%	418,000	418,327
08/01/2032	7.000%	557,000	551,432
Total			22,950,638
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,509,417
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	135,846
Carnival Corp.(a)
08/01/2032	5.750%	880,000	885,620
02/15/2033	6.125%	313,000	318,366
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	207,000	206,491
10/01/2028	6.500%	204,000	205,855
Cinemark USA, Inc.(a)
07/15/2028	5.250%	262,000	260,270
08/01/2032	7.000%	98,000	101,187
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	345,056
NCL Corp., Ltd.(a)
02/01/2032	6.750%	367,000	376,970
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	797,000	811,713

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	508,000	517,554
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	305,302
Viking Cruises Ltd.(a)
02/15/2029	7.000%	547,000	551,133
07/15/2031	9.125%	277,000	297,951
Total			5,319,314
Life Insurance 0.1%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	248,000	254,289
Met Tower Global Funding(a)
04/12/2029	5.250%	3,479,000	3,573,037
Total			3,827,326
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	67,000	67,061
09/15/2033	5.750%	300,000	300,315
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	173,000	159,300
01/15/2032	6.625%	647,000	654,827
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	267,000	266,403
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	179,422
Total			1,627,328
Media and Entertainment 0.3%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	669,000	632,636
09/15/2028	9.000%	261,000	273,555
06/01/2029	7.500%	458,000	417,381
04/01/2030	7.875%	775,000	797,533
Clear Channel Outdoor Holdings, Inc.(a),(h)
02/15/2031	7.125%	412,000	411,423
03/15/2033	7.500%	420,000	418,841
Gray Media, Inc.(a)
07/15/2032	9.625%	236,000	238,284
08/15/2033	7.250%	162,000	161,167
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	254,752	214,104
05/01/2030	10.875%	210,388	105,236
Mav Acquisition Corp.(a)
08/01/2029	8.000%	517,000	525,549
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	509,000	529,028
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	764,000	725,062
02/15/2031	7.375%	123,000	129,137
Roblox Corp.(a)
05/01/2030	3.875%	705,000	662,850
Snap, Inc.(a)
03/01/2033	6.875%	950,000	973,591
Univision Communications, Inc.(a)
08/15/2028	8.000%	445,000	457,278
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	348,000	293,011
03/15/2042	5.050%	974,000	651,085
03/15/2052	5.141%	186,000	115,101
Total			8,731,852
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	207,000	215,874
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	105,092
10/01/2031	5.125%	633,000	612,250
Champion Iron Canada, Inc.(a)
07/15/2032	7.875%	205,000	209,602
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	115,000	115,041
03/15/2032	7.000%	84,000	81,927
05/01/2033	7.375%	89,000	86,794
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	560,000	580,190
Constellium SE(a)
06/15/2028	5.625%	489,000	484,914
04/15/2029	3.750%	375,000	352,018
08/15/2032	6.375%	701,000	710,149
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	734,000	728,621
04/01/2029	6.125%	524,000	526,918
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,068,000	995,735
Novelis Corp.(a)
11/15/2026	3.250%	256,000	251,863
01/30/2030	4.750%	554,000	530,770
08/15/2031	3.875%	631,000	566,715
Novelis, Inc.(a)
01/30/2030	6.875%	109,000	112,240
Total			7,266,713
Midstream 0.9%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	671,000	704,514
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	361,432
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,023,000	965,243
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,155,000	1,201,623
06/30/2033	7.375%	801,000	791,265
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,134,959
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,144,055
Hess Midstream Operations LP(a)
10/15/2030	5.500%	275,000	276,434
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	82,782
NuStar Logistics LP
06/01/2026	6.000%	951,000	954,035
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,600,000	1,323,991
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	275,000	285,185
Sunoco LP(a)
05/01/2029	7.000%	301,000	312,572
05/01/2032	7.250%	299,000	313,489
07/01/2033	6.250%	496,000	502,198
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	1,060,000	1,107,685
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	692,000	639,026
11/01/2033	3.875%	1,373,000	1,197,957
Venture Global LNG, Inc.(a),(g),(k)
	9.000%	1,212,000	1,211,830
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	507,000	552,804
01/15/2030	7.000%	415,000	420,910
06/01/2031	8.375%	465,000	480,679
02/01/2032	9.875%	292,000	315,061
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	348,000	375,789
01/15/2034	6.500%	769,000	790,976
05/01/2035	7.750%	348,000	381,638
01/15/2036	6.750%	1,760,000	1,810,311
Total			24,638,443
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,583,164
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	174,000	176,616
Nabors Industries Ltd.(a)
01/15/2028	7.500%	272,000	251,047
Nabors Industries, Inc.(a)
01/31/2030	9.125%	634,000	628,047
08/15/2031	8.875%	1,158,000	929,004
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	658,831	668,562
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,390,619	1,425,848
Transocean, Inc.(a)
05/15/2031	8.500%	520,000	478,524
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	904,000	924,168
Total			5,481,816
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	211,428
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	177,437
04/15/2030	6.625%	277,000	285,715
Total			674,580
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	415,000	402,901
07/15/2031	7.000%	181,000	189,533
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	401,000	399,700
05/15/2029	4.875%	233,000	224,218
02/01/2030	7.000%	178,000	182,404
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	329,988
06/15/2033	6.500%	298,000	305,136
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	215,659
09/15/2029	4.000%	241,000	225,022
Service Properties Trust
06/15/2029	8.375%	227,000	235,750
Service Properties Trust(a)
11/15/2031	8.625%	309,000	329,399
XHR LP(a)
05/15/2030	6.625%	91,000	92,518
Total			3,132,228

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,463,000	1,332,259
Canpack SA/US LLC(a)
11/15/2029	3.875%	551,000	514,877
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,144,000	1,166,917
04/15/2032	6.750%	519,000	531,332
Total			3,545,385
Pharmaceuticals 1.6%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,620,000	1,648,991
AbbVie, Inc.
03/15/2029	4.800%	15,237,000	15,476,411
11/21/2029	3.200%	4,208,000	4,012,387
Amgen, Inc.
03/02/2063	5.750%	3,618,000	3,478,497
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	502,000	444,007
Gilead Sciences, Inc.
03/01/2026	3.650%	18,174,000	18,083,534
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,465,000	1,410,861
Organon Finance 1 LLC(a)
04/30/2028	4.125%	266,000	251,642
04/30/2031	5.125%	499,000	431,629
Total			45,237,959
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	138,000	142,548
08/01/2029	6.000%	650,000	633,866
07/01/2032	6.750%	272,000	275,411
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	538,000	539,343
04/15/2028	6.750%	782,000	792,547
11/01/2029	5.875%	423,000	416,617
10/01/2031	6.500%	165,000	167,559
10/01/2032	7.375%	1,025,000	1,053,885
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	392,065
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	724,000	754,838
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	1,212,000	1,275,187
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,076,000	1,068,603
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
01/31/2032	7.375%	975,000	1,015,460
HUB International, Ltd.(a)
06/15/2030	7.250%	1,320,000	1,376,686
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	700,000	723,558
Ryan Specialty LLC(a)
08/01/2032	5.875%	694,000	695,965
Total			11,324,138
Railroads 0.4%
Canadian Pacific Railway Co.
12/02/2031	2.450%	6,461,000	5,654,387
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	493,833
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,297,603
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	944,000	978,773
Total			11,424,596
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	231,000	232,734
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,007,000	947,448
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	205,517
04/01/2032	5.375%	507,000	504,397
Total			1,890,096
Retailers 0.4%
Advance Auto Parts, Inc.(a),(h)
08/01/2030	7.000%	199,000	200,023
08/01/2033	7.375%	203,000	203,922
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	282,000	266,946
Beach Acquisition Bidco LLC(a),(f)
07/15/2033	10.000%	874,000	911,344
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	147,439
01/15/2030	6.375%	88,000	89,783
Hanesbrands, Inc.(a)
02/15/2031	9.000%	512,000	539,369
L Brands, Inc.(a)
10/01/2030	6.625%	418,000	428,034
L Brands, Inc.
11/01/2035	6.875%	336,000	345,755
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	212,836
08/01/2031	8.250%	227,000	240,006
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	305,382
Lowe’s Companies, Inc.
04/01/2052	4.250%	1,949,000	1,508,385
04/01/2062	4.450%	5,192,000	3,983,462
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	398,743
02/15/2029	7.750%	1,022,000	1,000,119
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	154,000	150,940
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	596,000	536,992
Total			11,469,480
Technology 1.7%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	930,000	962,165
Block, Inc.
06/01/2031	3.500%	214,000	196,179
05/15/2032	6.500%	667,000	684,624
Broadcom, Inc.(a)
11/15/2036	3.187%	8,341,000	6,884,381
CACI International, Inc.(a)
06/15/2033	6.375%	553,000	566,059
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	265,000	224,790
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	581,000	478,776
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,191,000	1,117,077
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,586,000	1,641,314
06/30/2032	8.250%	717,000	763,637
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,250,000	1,160,119
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	135,000	136,892
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,096,000	1,105,550
Fair Isaac Corp.(a)
05/15/2033	6.000%	453,000	455,890
Gen Digital, Inc.(a)
04/01/2033	6.250%	417,000	425,198
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	861,000	910,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	565,801
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	580,000	547,623
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	939,000	958,167
Intel Corp.
03/25/2050	4.750%	3,510,000	2,778,853
International Business Machines Corp.
05/15/2026	3.300%	8,620,000	8,542,325
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	560,000	542,160
05/30/2029	9.500%	550,000	574,282
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	550,865
07/15/2028	5.000%	140,000	138,260
09/15/2029	4.875%	42,000	41,076
07/15/2030	5.250%	319,000	313,534
01/15/2033	6.250%	151,000	153,532
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,094,000	1,075,523
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	855,000	926,508
NCR Corp.(a)
04/15/2029	5.125%	160,000	156,806
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,301,000	1,259,331
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	1,031,117
01/15/2033	5.000%	3,969,000	3,956,907
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,319,000	1,332,170
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	290,000	309,106
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	246,000	251,920
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	559,000	577,217
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	283,000	291,271
Synaptics, Inc.(a)
06/15/2029	4.000%	667,000	628,985
UKG, Inc.(a)
02/01/2031	6.875%	858,000	881,739
WEX, Inc.(a)
03/15/2033	6.500%	597,000	604,831

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	894,012
Total			47,596,880
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	579,000	591,115
06/15/2032	8.375%	289,000	298,078
ERAC USA Finance LLC(a)
11/01/2025	3.800%	455,000	453,704
05/01/2028	4.600%	7,614,000	7,677,796
Total			9,020,693
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	205,547
Altice France SA(a)
07/15/2029	5.125%	675,000	589,454
10/15/2029	5.500%	681,000	591,713
T-Mobile US, Inc.
02/15/2031	2.550%	6,368,000	5,688,479
02/15/2031	2.875%	12,165,000	11,058,825
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,036,000	944,686
07/15/2031	4.750%	57,000	52,698
04/15/2032	7.750%	610,000	635,910
Total			19,767,312
Wirelines 0.3%
AT&T, Inc.
08/15/2035	5.375%	3,393,000	3,436,113
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	628,050
03/15/2031	8.625%	576,000	610,785
Iliad Holding SAS(a)
10/15/2028	7.000%	470,000	477,034
Iliad Holding SASU(a)
04/15/2031	8.500%	473,000	507,438
04/15/2032	7.000%	406,000	417,154
Optics Bidco SpA(a)
06/04/2038	7.721%	323,000	322,059
Verizon Communications, Inc.
03/21/2031	2.550%	286,000	256,194
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	733,000	767,972
Total			7,422,799
Total Corporate Bonds & Notes (Cost $773,720,755)			744,525,292

Foreign Government Obligations(l),(m) 2.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%		486,000	523,150
12/01/2031	7.000%		137,000	143,285
Total				666,435
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%		3,793,000	3,187,234
04/22/2032	3.250%		2,860,000	2,319,813
05/15/2049	5.200%		4,442,000	3,066,570
Total				8,573,617
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%		785,000	792,033
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%		4,255,000	3,755,778
France 0.4%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	11,611,000	6,194,091
05/25/2053	0.750%	EUR	11,646,000	6,041,120
Total				12,235,211
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,250,000	2,120,790
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		2,801,000	2,583,527
Mexico 0.3%
Petroleos Mexicanos
03/13/2027	6.500%		3,251,000	3,248,687
01/28/2031	5.950%		2,613,000	2,425,232
06/15/2035	6.625%		1,375,000	1,225,997
01/23/2050	7.690%		3,535,000	2,996,842
Total				9,896,758
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,465,000	2,391,609
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%		2,400,000	2,196,402
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	5,059,838
Total			7,256,240
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,089,008
Saudi Arabia 0.2%
Gaci First Investment Co.(a)
10/13/2032	5.250%	4,205,000	4,295,666
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,490,660
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,417,374
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,928,029
Total			7,345,403
Total Foreign Government Obligations (Cost $71,017,464)			64,492,735

Joint Ventures(n) 0.8%
Value ($)
Itasca Park LLC - Unfunded(b),(e),(i),(o),(p)	23,050,000
Total Joint Ventures (Cost $23,050,000)	23,050,000

Residential Mortgage-Backed Securities - Agency(q) 46.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(r)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.750%	23,775,531	2,345,057
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.536%	32,470,540	3,534,879
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.536%	38,359,393	4,746,887
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.536%	16,727,815	1,876,518
CMO Series 2025-52 Class AS
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	0.750%	78,079,771	4,485,956
CMO Series 2025-52A Class SA
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	0.750%	45,118,507	2,590,272
Fannie Mae REMICS(c)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.200%	13,899,249	13,640,632
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.650%	16,334,241	16,457,436
CMO Series 2025-52 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 07/25/2055	5.700%	24,813,221	24,743,811
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	7,052	7,020
12/01/2046	3.500%	4,117,520	3,786,150
12/01/2051	2.500%	17,332,481	14,354,507
03/01/2052	2.000%	24,766,246	19,384,726
05/01/2052	3.000%	45,517,746	39,174,888
09/01/2052- 11/01/2054	5.000%	65,465,480	64,390,367
02/01/2053- 05/01/2053	4.500%	56,020,304	53,318,931
12/01/2053	5.500%	17,427,935	17,516,531
12/01/2053	6.000%	20,967,039	21,521,954
Series 2024
08/01/2054	5.500%	23,647,565	23,793,120
Federal Home Loan Mortgage Corp.(s)
09/01/2049	3.000%	3,853,791	3,340,851
Federal Home Loan Mortgage Corp.(c),(r)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.446%	146,627	12,032

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.596%	483,661	58,832
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.035%	427,996	41,331
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.586%	8,252,260	918,080
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.586%	4,161,234	532,289
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.596%	628,766	62,501
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.516%	302,976	31,192
Federal Home Loan Mortgage Corp.(r)
CMO Series 4176 Class BI
03/15/2043	3.500%	575,904	68,332
Federal Home Loan Mortgage Corp. REMICS(c),(r)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.696%	16,045,940	1,835,927
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	1.586%	29,035,607	3,169,097
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.546%	24,566,503	2,523,292
Federal Home Loan Mortgage Corp. REMICS(r)
CMO Series 5034 Class GI
11/25/2050	2.500%	16,720,764	2,465,607
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5078 Class TI
02/25/2051	2.500%	22,051,192	3,258,178
CMO Series 5187 Class IK
01/25/2052	3.000%	20,028,117	3,453,304
Federal National Mortgage Association(c)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	5.915%	1,934	1,940
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	6.305%	42,618	43,682
Federal National Mortgage Association(s)
08/01/2043- 02/01/2048	4.000%	7,308,202	6,945,776
04/01/2049- 01/01/2052	3.000%	24,415,324	21,136,332
Federal National Mortgage Association
04/01/2051- 04/01/2052	3.000%	28,085,094	24,310,294
10/01/2051- 07/01/2052	4.000%	61,397,723	57,157,711
01/01/2052- 04/01/2052	2.500%	43,578,762	36,036,905
05/01/2052	3.500%	70,426,572	63,367,562
09/01/2052- 09/01/2053	5.000%	29,642,661	29,155,587
10/01/2053	5.500%	18,997,196	19,093,764
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,832,929	3,520,218
Federal National Mortgage Association(c),(r)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.436%	1,590,814	162,961
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.686%	949,208	111,527
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.536%	690,416	80,062
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.536%	3,177,275	358,880
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.536%	6,733,225	718,627
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.686%	3,357,167	382,720
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.636%	3,046,811	361,564
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.686%	2,806,145	375,338
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.686%	5,673,117	698,083
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.736%	3,665,938	458,921
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.736%	2,791,411	359,890
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.686%	5,000,458	577,319
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.586%	11,975,783	1,356,346
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.586%	21,191,049	2,353,372
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.586%	7,813,636	864,174
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.586%	6,592,548	806,004
Federal National Mortgage Association REMICS(c),(r)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.686%	13,021,179	1,336,041
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.586%	18,227,320	1,942,558
Freddie Mac REMICS(r)
CMO Series 5152 Class XI
11/25/2050	2.500%	35,320,411	3,827,705
CMO Series 5287 Class NI
05/25/2051	3.500%	18,387,883	3,638,736
Freddie Mac REMICS(c),(r)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.600%	18,755,963	1,375,427
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.596%	21,384,381	2,328,421
Freddie Mac REMICS(c)
CMO Series 5500A Class FE
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.750%	15,738,986	15,770,302
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.100%	16,814,065	17,142,973

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.100%	32,645,431	33,376,751
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.670%	17,186,181	17,165,320
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	5.600%	19,275,553	19,180,052
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.250%	10,601,554	10,714,529
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.950%	16,337,057	16,607,205
Freddie Mac REMICS(b),(c),(i)
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.700%	20,000,000	20,000,000
Government National Mortgage Association(s)
04/20/2048	4.500%	2,816,774	2,726,571
Government National Mortgage Association(r)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,592,570	259,088
CMO Series 2020-175 Class KI
11/20/2050	2.500%	20,325,970	2,974,637
CMO Series 2020-189 Class HI
12/20/2050	3.000%	23,976,240	3,957,593
CMO Series 2020-191 Class UG
12/20/2050	3.500%	13,130,583	2,220,546
CMO Series 2021-119 Class QI
07/20/2051	3.000%	18,146,796	3,017,489
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	30,021,318	5,104,945
CMO Series 2021-16 Class KI
01/20/2051	2.500%	17,944,029	2,632,542
CMO Series 2021-89 Class IO
05/20/2051	3.000%	19,429,885	3,213,722
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	11,249,947	1,484,129
Government National Mortgage Association(c),(r)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.245%	10,208,748	995,066
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	1.635%	18,767,426	2,468,382
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.735%	8,345,314	1,154,713
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.735%	3,673,515	418,708
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.735%	13,726,004	1,927,625
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.735%	4,548,085	595,326
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.735%	17,844,662	2,225,545
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.735%	1,927,217	230,085
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.685%	2,752,386	365,016
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.735%	2,591,634	310,322
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.735%	3,240,991	387,423
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.785%	4,179,511	451,355
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.735%	3,422,094	375,652
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.685%	2,404,969	273,123
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	1.735%	19,506,445	2,266,680
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.735%	6,517,398	861,288
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.685%	5,508,497	639,777
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.735%	3,324,225	390,442
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.735%	4,390,056	456,040
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.735%	3,349,113	365,580
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.535%	5,192,311	574,417
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.685%	3,724,864	402,729
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.685%	4,033,696	466,922
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.585%	4,032,154	470,543
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.635%	16,964,961	2,049,612
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.685%	3,589,119	447,938
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.685%	5,752,364	775,649
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.585%	2,840,205	377,141
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.585%	21,758,198	2,388,010

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.685%	5,043,415	585,429
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	1.735%	21,923,870	3,091,849
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.952%	19,793,206	2,908,699
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.635%	34,578,044	4,084,407
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.152%	25,654,137	2,496,088
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.735%	18,238,704	2,004,496
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.652%	22,117,779	1,180,632
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.152%	41,500,801	3,325,484
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.585%	32,432,196	3,757,020
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.585%	33,176,081	3,414,651
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.635%	28,870,287	3,395,137
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.502%	32,647,555	2,901,166
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.652%	25,838,502	2,378,199
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.802%	39,346,535	5,343,665
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.102%	24,563,283	1,436,451
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.102%	54,730,754	4,299,369
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.602%	18,212,735	1,598,974
CMO Series 2025-41 Class HS
-1.0 x 30-day Average SOFR + 5.340% Cap 5.340% 03/20/2055	0.992%	35,918,494	2,598,143
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.274%	12,821,427	12,913,794
Government National Mortgage Association TBA(h)
08/20/2055	4.000%	36,000,000	33,147,928
08/20/2055	4.500%	50,000,000	47,444,078
08/20/2055	5.000%	25,000,000	24,396,147
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(h)
08/18/2040	3.000%	32,000,000	30,300,039
08/13/2055	3.500%	104,000,000	92,895,738
08/13/2055	4.000%	50,000,000	46,110,259
08/13/2055	4.500%	50,000,000	47,424,687
08/13/2055	5.000%	15,000,000	14,597,965
08/13/2055	5.500%	52,500,000	52,222,052
08/13/2055	6.000%	31,000,000	31,428,477
Total Residential Mortgage-Backed Securities - Agency (Cost $1,351,956,224)			1,325,025,460

Residential Mortgage-Backed Securities - Non-Agency 17.6%

Angel Oak Mortgage Trust(a),(g)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	8,400,000	8,393,334
CAFL Issuer LLC(a),(g)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	1,260,222	1,259,366
CHNGE Mortgage Trust(a),(t)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,375,378
CHNGE Mortgage Trust(a),(g)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	6,865,000	6,913,592
CIM Trust(a),(g)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	5,696,923	5,520,409
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	561,166	558,004
COLT Mortgage Loan Trust(a),(t)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	5,557,846	4,685,167
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,900,469
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,626,571
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	6,827,104	6,822,535
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	6.615%	122,361	122,389
Credit Suisse Mortgage Trust(a),(t)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,084,984	984,750
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(t)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	8,802,120	8,794,715
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	5,982,139	5,976,454
Deephaven Residential Mortgage Trust(a),(t)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	7,083,745
CMO Series 2021-4 Class A1
11/25/2066	1.931%	5,173,005	4,470,758
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,368,763	4,690,586
EASY(a),(g)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,900,000	10,895,640
Ellington Financial Mortgage Trust(a),(t)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,283,957
FIGRE Trust(a),(t)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	2,854,538	2,920,036
FMC GMSR Issuer Trust(a),(t)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,218,181
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.000%	1,463,190	1,471,527
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.600%	5,132,000	5,449,135
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(c)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	9,613,737	8,950,931
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(r)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	803,001,187	6,226,471
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	8,773,762	8,550,309
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	15,000,000	12,280,284

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(r)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,740,946,489	4,270,019
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,740,946,489	6,672,003
GCAT Trust(a),(t)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	4,288,567	4,063,260
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,301,993
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,710,240
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,852,064
GCAT Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	6,739,216	6,738,646
Genworth Mortgage Insurance Corp.(a),(c)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.250%	5,114,536	5,131,890
GITSIT Mortgage Loan Trust(a),(g)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	5,966,933	5,970,189
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	8,478,604	8,473,476
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	12,858,159	12,790,369
CMO Series 2025-1 Class A
11/25/2042	6.500%	2,616,812	2,573,313
Imperial Fund Mortgage Trust(a),(t)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	2,889,992	2,532,050
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	4,556,384	4,594,546
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	3,362,125	3,359,944
MFA Trust(a),(t)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,564,854
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,158,192
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(g)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	13,493,982	13,468,309
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,622,244	3,619,548
New Residential Mortgage Loan Trust(a),(t)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.844%	10,000,000	6,861,751
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,354,762	1,342,927
Point Securitization Trust(a),(t)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	6,174,110	6,149,489
PRET LLC(a),(g)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	4,781,030	4,783,516
CMO Series 2024-NPL5 Class A1
09/25/2054	5.963%	11,118,154	11,150,241
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	12,089,820	12,111,663
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	7,500,000	7,495,373
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	9,138,446	9,136,660
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	7,214,025	7,213,384
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	8,701,704	8,721,376
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	2,789,743	2,784,712
PRPM LLC(a),(g)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	6,113,792	6,099,916
CMO Series 2024-8 Class A1
12/25/2029	5.897%	5,831,768	5,842,774
CMO Series 2025-2 Class A1
05/25/2030	6.469%	9,069,108	9,062,211
PRPM Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.573%	10,000,000	10,006,061
Radnor Re Ltd.(a),(c)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.350%	2,031,319	2,034,138
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VIII Mortgage LLC(a),(g)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	4,480,663	4,479,646
RCO X Mortgage LLC(a),(g)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	8,756,803	8,773,787
Saluda Grade Alternative Mortgage Trust(a),(t)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	4,502,864	7,711,772
SG Residential Mortgage Trust(a),(t)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,735,787
Starwood Mortgage Residential Trust(a),(t)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,707,162
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,477,113	1,287,165
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	10,164,855
CMO Series 2022-2 Class A1
02/25/2067	3.163%	2,243,062	2,139,348
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	0.183%	7,409,024	7,191,299
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	10,200,000	10,191,411
Toorak Mortgage Trust(a),(t)
CMO Series 2025-RRTL1 Class M1
02/25/2040	6.791%	4,800,000	4,720,486
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	6,731,213	6,705,329
Vericrest Opportunity Loan Transferee CVI LLC(a),(g)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	11,227,865	11,193,629
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	6.116%	221,138	221,025
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	105,841	105,785
Verus Securitization Trust(a),(t)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,546,585	1,323,052
CMO Series 2021-5 Class A3
09/25/2066	1.373%	2,928,316	2,511,955
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,797,690
CMO Series 2021-7 Class A3
10/25/2066	2.240%	5,372,828	4,707,842
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	734,875	706,801
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	10,551,477
Verus Securitization Trust(a),(g)
CMO Series 2025-6 Class A1
07/25/2070	5.402%	11,850,000	11,850,722
Visio Trust(a),(t)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	192,722	189,120
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	3,909,779	3,611,213
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,242,984	1,151,794
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $520,216,888)			499,795,942

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.356%	55,662	55,692
TransDigm, Inc.(c),(u)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.796%	297,000	297,829
Total			353,521
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	33,920	34,132

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	6.567%	297,000	295,702
Total			329,834
Automotive 0.0%
American Axle & Manufacturing, Inc.(c),(u)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.241%	300,000	299,439
Clarios Global LP(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.106%	64,873	64,846
First Brands Group LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.570%	295,472	288,147
Total			652,432
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	39,184	39,265
Aretec Group, Inc.(c),(u)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.856%	296,261	296,774
Focus Financial Partners LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.106%	140,205	140,237
GTCR Everest Borrower LLC(c),(u),(v)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.069%	182,834	182,805
HighTower Holding LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/03/2032	7.260%	147,349	147,349
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Finance LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.353%	213,772	214,174
June Purchaser LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/28/2031	3.000%	19,286	19,365
June Purchaser LLC(c),(u)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	115,425	115,899
OSAIC HOLDINGS INC TLB 3.5(c),(u),(v)
3-month Term SOFR + 3.500% 07/16/2032	7.354%	218,577	218,577
Osaic Holdings, Inc.(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.856%	154,257	154,305
PEX Holdings LLC(c),(u)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.967%	200,837	201,088
Russell Investments US Institutional Holdco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.308%	208,946	201,476
VFH Parent LLC(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.856%	96,857	97,099
Total			2,028,413
Building Materials 0.1%
Cornerstone Building Brands, Inc.(c),(u)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.842%	44,491	38,226
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DG Investment Intermediate Holdings 2, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	8.088%	39,655	39,680
Foundation Building Materials, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.820%	294,615	287,692
Gulfside Supply, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.296%	140,821	141,262
Johnstone Supply LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.851%	198,998	198,997
Kodiak BP LLC(c),(u)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.041%	23,511	22,659
LBM Acquisition LLC (c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.190%	296,238	275,548
Madison Safety & Flow LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.108%	40,636	40,797
Quikrete Holdings, Inc.(c),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.606%	295,490	295,162
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.606%	478	477
QXO Building Products, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2032	7.296%	16,190	16,320
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Specialty Building Products Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.206%	117,837	113,896
Standard Building Solutions, Inc.(c),(u)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.105%	99,274	99,492
White Cap Supply Holdings LLC(c),(u)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.577%	296,981	296,366
Total			1,866,574
Cable and Satellite 0.0%
Sunrise Financing Partnership(c),(u)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	152,000	151,762
Virgin Media Bristol LLC(c),(u)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.956%	159,922	157,824
Total			309,586
Chemicals 0.1%
A-AP Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.106%	143,349	144,066
Ineos Quattro Holdings UK Ltd.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.706%	296,250	275,142
Ineos US Finance LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.356%	297,006	272,503
Innophos Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.721%	148,822	149,045

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(c),(u)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.296%	274,719	273,483
Rockpoint Gas Storage Partners LP(c),(u)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.296%	149,250	149,568
USALCO LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 09/30/2031	1.000%	5,806	5,798
USALCO LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.356%	56,067	55,997
Windsor Holdings III LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	7.103%	295,522	295,431
WR Grace Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.546%	506,625	506,519
Total			2,127,552
Consumer Cyclical Services 0.1%
AlixPartners LLP(c),(u)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.971%	295,372	295,413
AmSpec Parent LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/22/2031	3.727%	20,000	20,075
AmSpec Parent LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.796%	130,000	130,488
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.706%	295,361	294,876
Conservice Midco LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.356%	295,522	295,522
Corporation Service Co.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.356%	297,465	296,795
Ensemble RCM LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.308%	84,701	85,042
Fleet Midco I Ltd.(c),(u)
Tranche B2 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.805%	101,914	102,041
OMNIA Partners LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.814%	148,875	149,115
PG Polaris Bidco SARL(c),(u)
Term Loan
3-month Term SOFR + 2.750% 03/26/2031	7.046%	281,116	281,819
Prime Security Services Borrower LLC(c),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.129%	148,132	148,050
Raven Acquisition Holdings LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	11,650	11,641
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Raven Acquisition Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.606%	162,688	162,565
Total			2,273,442
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.106%	294,750	294,895
Recess Holdings, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.069%	296,262	297,189
SRAM LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	6.356%	53,052	52,875
Weber-Stephen Products LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.721%	249,200	248,811
Total			893,770
Diversified Manufacturing 0.1%
Dynamo Midco BV(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.829%	59,550	59,773
EMRLD Borrower LP(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	6.833%	282,558	282,572
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(c),(u)
Term Loan
3-month Term SOFR + 4.500% 02/15/2029	8.731%	251,842	251,664
Madison IAQ LLC(c),(u)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	296,154	296,121
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TK Elevator Midco GmbH(c),(u)
Tranche B Term Loan
6-month Term SOFR + 3.000% 04/30/2030	7.197%	295,528	297,006
WEC US Holdings Ltd.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.579%	282,358	282,417
Total			1,469,553
Electric 0.1%
Astoria Energy LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	7.106%	44,555	44,659
Calpine Corp.(c),(u)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.106%	298,500	298,399
Carroll County Energy LLC(c),(u)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.546%	124,514	124,825
Compass Power Generation LLC(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.606%	48,411	48,517
Cornerstone Generation(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	150,000	150,938
EFS Cogen Holdings I LLC(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.308%	205,358	205,871
Hamilton Projects Acquiror LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.856%	119,765	119,896
Invenergy Thermal Operating I LLC(c),(u),(v)
Tranche B Term Loan
1-month Term SOFR + 3.500% 05/17/2032	7.820%	54,793	55,258

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 3.500% 05/17/2032	4.260%	3,653	3,684
Lackawanna Energy Center LLC(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/23/2032	7.351%	150,000	150,563
South Field Energy LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	47,481	47,619
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	3,053	3,062
West Deptford Energy Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	8.319%	81,034	80,427
Total			1,333,718
Environmental 0.0%
EnergySolutions LLC/Envirocare of Utah LLC (c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.606%	154,252	155,023
GFL Environmental Services, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.824%	150,000	150,047
Northstar Group Services, Inc.(c),(u)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	102,505	102,846
Reworld Holding Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.590%	275,237	275,512
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.590%	21,252	21,273
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tidal Waste & Recycling Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.296%	59,850	60,187
Total			764,888
Finance Companies 0.0%
Red SPV LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.590%	52,500	52,434
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.296%	108,063	107,657
Aramark Intermediate HoldCo Corp.(c),(u)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.356%	300,000	300,126
Aspire Bakeries Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.853%	105,176	105,834
CHG PPC Parent LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.471%	58,768	58,805
Dechra Pharmaceuticals Holdings Ltd.(c),(u)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	196,886	197,428
Froneri International Ltd.(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/16/2032		104,763	104,514
Golden State Foods LLC(c),(u)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.586%	122,934	123,395
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primary Products Finance LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.536%	295,517	289,852
Primo Brands Corp.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.546%	295,439	295,982
Sazerac Co., Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.840%	125,080	125,472
Total			1,709,065
Gaming 0.1%
Caesars Entertainment, Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.606%	218,289	217,798
ECL Entertainment LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.858%	143,494	144,093
Entain PLC(c),(u)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.016%	296,251	296,417
Fertitta Entertainment LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.601%	295,420	295,479
Flutter Entertainment PLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.046%	295,500	294,170
Flutter Entertainment PLC(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	6.296%	159,191	158,993
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HRNI Holdings LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.696%	271,875	264,398
Jack Ohio Finance LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	8.356%	59,850	59,326
Ontario Gaming GTA LP(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.546%	248,641	247,164
Penn Entertainment, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.856%	295,432	296,123
Scientific Games Holdings LP (c),(u)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.286%	296,996	296,717
Voyager Parent LLC(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	9.041%	163,861	163,885
Total			2,734,563
Health Care 0.1%
Medline Borrower LP(c),(u)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 10/23/2030	6.356%	448,620	448,903
Parexel International, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.856%	284,025	284,309
Resonetics LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	7.314%	171,073	170,878

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(c),(u)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.296%	296,250	292,671
Surgery Center Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.106%	296,250	296,961
Upstream Newco, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.820%	295,385	229,768
WS Audiology A/S(c),(u)
Term Loan
3-month Term SOFR + 3.500% 02/28/2029	7.810%	221,556	223,080
Total			1,946,570
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/30/2032	7.606%	49,479	49,686
Home Construction 0.0%
Tecta America Corp.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.356%	47,711	47,793
Independent Energy 0.0%
Hilcorp Energy I LP(c),(u)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.343%	59,850	59,906
Leisure 0.0%
Alterra Mountain Co.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/18/2028	6.853%	278,879	279,404
Alterra Mountain Co.(c),(u),(v)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.853%	67,630	67,744
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.036%	95,236	95,641
Cinemark USA, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	6.582%	295,519	296,405
Crown Finance US, Inc.(c),(u)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.829%	126,863	126,351
EOC Borrower LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.356%	45,000	45,028
Motion Acquisition Ltd.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.796%	100,479	91,938
UFC Holdings LLC(c),(u)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.571%	230,621	231,152
Total			1,233,663
Lodging 0.0%
Columbus Finance BV(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 4.750% 07/16/2032	8.825%	81,035	81,035
Hilton Grand Vacations Borrower LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.356%	201,731	201,507
Total			282,542
Media and Entertainment 0.1%
Cengage Learning, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.838%	198,005	197,803
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.856%	296,261	296,323
EW Scripps Co. (The)(c),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.350% 11/30/2029	7.808%	179,886	174,137
Plano Holdco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.796%	187,771	181,668
Playtika Holding Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.221%	295,373	292,620
StubHub Holdco Sub LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.106%	190,907	188,880
Univision Communications, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.721%	147,333	146,321
Total			1,477,752
Midstream 0.0%
CQP Holdco LP(c),(u)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.296%	297,756	297,869
Epic Crude Services LP(c),(u)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.828%	35,482	35,659
GIP Pilot Acquisition Partners LP(c),(u)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.286%	292,246	291,881
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oryx Midstream Services Permian Basin LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.603%	295,515	295,828
WhiteWater DBR Holdco LLC(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.563%	243,005	244,295
Total			1,165,532
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.325%	24,812	24,804
Oil Field Services 0.0%
MRC Global US, Inc.(b),(c),(u)
Term Loan
3-month Term SOFR + 3.500% 10/29/2031	7.796%	180,543	180,994
Other Financial Institutions 0.1%
19th Holdings Golf LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.677%	295,431	292,569
Acuren Delaware Holdco, Inc.(c),(u),(v)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.106%	226,468	226,468
Apex Group Treasury LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 02/27/2032	7.822%	67,284	67,267
BCP VI Summit Holdings LP(c),(u)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.856%	51,562	51,788
Hunter Douglas Holding BV(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/19/2032	7.546%	269,278	269,194

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(c),(u)
Tranche B2 Term Loan
6-month Term SOFR + 3.250% 04/28/2032	7.435%	162,689	163,239
Osttra Group Ltd.(c),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/20/2032	7.833%	219,966	220,952
Total			1,291,477
Other Industry 0.0%
Artera Services LLC(c),(u)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.796%	70,296	58,135
Brand Industrial Services, Inc.(c),(u)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.776%	16,458	13,733
Catawba Nation Gaming Authority(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	9.046%	145,464	147,888
Chariot Buyer LLC(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/22/2032	7.343%	71,409	71,379
Grant Thornton Advisors LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 06/02/2031	6.856%	184,733	184,766
1-month Term SOFR + 3.000% 06/02/2031	7.106%	80,717	80,828
MRP Buyer LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	3.334%	15,216	14,940
MRP Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.570%	119,555	117,389
Total			689,058
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.0%
OEG Borrower LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.813%	55,139	55,415
Packaging 0.0%
Anchor Packaging LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.590%	168,467	168,625
Charter Next Generation, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.086%	344,588	345,253
Clydesdale Acquisition Holdings, Inc.(c),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.531%	298,052	297,844
LC Ahab US Bidco LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.356%	156,233	156,331
Total			968,053
Paper 0.0%
Verde Purchaser LLC(c),(u)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.296%	206,468	207,115
Pharmaceuticals 0.0%
Amneal Pharmaceuticals LLC(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/24/2032	7.854%	137,118	137,060
Property & Casualty 0.1%
Acrisure LLC(c),(u)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	7.356%	145,223	145,041
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.103%	186,842	186,823
AssuredPartners, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.858%	296,250	296,816
Asurion LLC(c),(u)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.606%	148,875	146,350
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.606%	99,647	97,480
Broadstreet Partners, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.106%	494,257	494,539
Hub International Ltd.(c),(u)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.825%	253,518	253,721
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.856%	296,250	296,496
Truist Insurance Holdings LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.046%	218,212	218,121
Total			2,135,387
Restaurants 0.0%
Dave & Buster’s, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	185,436	178,061
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flynn Restaurant Group LP(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.750% 01/28/2032	8.106%	53,448	53,431
IRB Holding Corp.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.856%	297,007	296,871
Whatabrands LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.856%	395,000	394,901
Total			923,264
Retailers 0.0%
Belron Finance 2019 LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.049%	119,546	119,964
Great Outdoors Group LLC(c),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.606%	344,687	344,601
Harbor Freight Tools USA, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.606%	58,824	57,506
Mavis Tire Express Services Topco Corp.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.333%	195,326	195,488
PetSmart LLC(c),(u)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.206%	295,396	294,413
Total			1,011,972

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.3%
Adeia, Inc.(b),(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.856%	228,976	229,548
Ahead DB Holdings LLC(c),(u)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.296%	148,874	148,937
Applied Systems, Inc.(c),(u)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.796%	148,876	148,928
Ascend Learning LLC(c),(u)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.206%	158,927	158,768
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.356%	735,749	735,749
athenahealth Group, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	7.106%	296,212	295,777
Barracuda Parent LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.808%	195,455	157,634
BCPE Pequod Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	7.356%	109,118	109,254
Boost Newco Borrower LLC(c),(u)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.296%	298,502	298,938
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.333%	116,375	116,337
Camelot US Acquisition LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.106%	128,965	128,804
Central Parent LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.546%	172,815	140,412
Cloud Software Group, Inc.(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/29/2029	7.796%	294,084	294,484
Cloudera, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.206%	294,657	281,857
CoreLogic, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.971%	248,708	247,932
Cotiviti, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.079%	296,261	295,275
DS Admiral Bidco LLC(c),(u)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	8.546%	150,000	149,720
Dun & Bradstreet Corp. (The)(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.603%	296,250	296,155
Ellucian Holdings, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	7.106%	240,928	241,041
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flash Charm, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.776%	170,752	159,653
Fortress Intermediate 3, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.322%	148,875	148,875
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.796%	157,451	157,240
Icon Parent I, Inc.(c),(u)
1st Lien Term Loan
6-month Term SOFR + 3.000% 11/13/2031	7.205%	217,640	218,149
Idemia Group SAS(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.546%	296,250	297,731
IGT Holding IV AB(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.796%	296,144	298,181
Informatica LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.606%	249,356	250,602
KnowBe4, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	8.068%	143,137	143,049
Leia Finco US LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.570%	241,063	241,263
Lummus Technology Holdings V LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.356%	168,949	169,191
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.327%	296,998	286,541
Mitchell International, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.606%	250,177	250,272
Nielsen Consumer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.250% 03/06/2028	7.606%	149,251	149,512
Peraton Corp.(c),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.206%	235,509	209,309
PointClickCare Technologies, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	7.082%	199,499	199,499
Project Boost Purchaser LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	7.068%	212,020	211,889
Proofpoint, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.356%	308,036	308,388
Sophos Holdings SARL(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.971%	55,956	56,057
Sovos Compliance LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/13/2029	8.356%	295,456	295,456
Storable, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.606%	57,133	57,288

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.810%	311,885	311,760
Ultra Clean Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.606%	118,868	119,202
Virtusa Corp.(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.606%	154,926	154,732
Total			9,169,389
Transportation Services 0.0%
Apple Bidco LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.856%	148,775	149,111
Beacon Mobility Corp.(c),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.750% 06/18/2030	7.561%	15,991	15,981
Tranche B Term Loan
3-month Term SOFR + 3.750% 06/18/2030	7.505%	116,737	116,665
Brown Group Holding LLC(c),(u)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.833%	297,006	297,300
Student Transportation Of America Holdings, Inc.(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/24/2032	3.525%	16,587	16,654
Student Transportation Of America Holdings, Inc.(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.571%	232,222	233,165
Total			828,876
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 01/30/2031	7.818%	297,000	298,610
Total Senior Loans (Cost $43,327,769)			43,084,263

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	3,500,000	3,267,578
07/31/2028	1.000%	3,500,000	3,216,992
Total U.S. Treasury Obligations (Cost $6,387,774)			6,484,570

Call Option Contracts Purchased 0.3%
Value ($)
(Cost $11,735,262)	7,988,197

Put Option Contracts Purchased 0.1%

(Cost $4,864,225)	2,785,703

Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(o),(x)	154,549,461	154,503,096
Total Money Market Funds (Cost $154,482,935)		154,503,096
Total Investments in Securities (Cost: $3,369,283,960)		3,271,411,704
Other Assets & Liabilities, Net		(430,118,658)
Net Assets		2,841,293,046
At July 31, 2025, securities and/or cash totaling $32,027,732 were pledged as collateral.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,730,000 EUR	5,537,009 USD	Barclays	08/08/2025	137,651	—
5,372,644 EUR	6,287,528 USD	Morgan Stanley	08/08/2025	154,583	—
Total				292,234	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	1,479	12/2025	USD	354,091,088	—	(667,155)
U.S. Treasury 10-Year Note	4,378	09/2025	USD	486,231,625	5,497,771	—
U.S. Treasury 5-Year Note	2,140	09/2025	USD	231,487,813	1,246,865	—
U.S. Treasury Ultra Bond	819	09/2025	USD	96,078,938	2,156,822	—
Total					8,901,458	(667,155)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(1,473)	06/2026	USD	(354,182,850)	1,051,645	—
Euro-Bund	(100)	09/2025	EUR	(12,970,000)	—	(33,650)
U.S. Long Bond	(481)	09/2025	USD	(54,924,188)	—	(1,946,321)
U.S. Treasury 2-Year Note	(954)	09/2025	USD	(197,463,095)	297,847	—
U.S. Treasury Ultra 10-Year Note	(1,238)	09/2025	USD	(139,990,719)	—	(2,555,458)
Total					1,349,492	(4,535,429)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	09/12/2025	1,062,500	399,655
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	10/14/2025	1,055,000	559,200
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	25,000,000	25,000,000	3.25	08/19/2025	766,250	637
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	2,270,415
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,584,000	107,584,000	3.50	06/11/2026	1,775,136	1,650,726
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	30,258,400	30,258,400	3.80	10/29/2025	1,482,662	363,131
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	90,000,000	90,000,000	3.75	05/14/2026	1,719,000	1,789,974
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	115,729,831	115,729,831	3.10	07/09/2026	1,116,214	954,459
Total							11,735,262	7,988,197

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	120,000,000	120,000,000	4.05	09/05/2025	948,000	24,336
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.00	11/21/2025	896,700	215,420
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	65,000,000	65,000,000	3.50	10/03/2025	763,750	533,748
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	122,756,917	122,756,917	3.50	10/06/2025	1,325,775	1,015,789
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	3.55	12/29/2025	930,000	996,410
Total							4,864,225	2,785,703

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	606,917	(2,917)	654,446	—	—	(50,446)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	849,683	(4,083)	1,648,539	—	—	(802,939)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,036,232	(3,383)	1,495,420	—	—	(462,571)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	206,352	(992)	240,114	—	—	(34,754)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,570,389	(4,667)	302,877	—	1,262,845	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	206,352	(992)	53,086	—	152,274	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	196,298	(583)	54,158	—	141,557	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	932,275	(3,372)	1,280,189	—	—	(351,286)
Total							5,604,498	(20,989)	5,728,829	—	1,556,676	(1,701,996)

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	22.575	USD	7,000,000	(1,374,090)	4,083	—	(779,235)	—	(590,772)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.744	USD	14,000,000	(1,815,459)	8,167	—	(2,105,551)	298,259	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.744	USD	5,000,000	(648,378)	2,917	—	(750,575)	105,114	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	22.575	USD	5,000,000	(981,493)	2,917	—	(1,004,620)	26,044	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	22.575	USD	5,000,000	(981,493)	2,917	—	(778,212)	—	(200,364)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	34.186	USD	5,279,241	(1,168,316)	3,079	—	(1,005,412)	—	(159,825)
Total								(6,969,229)	24,080	—	(6,423,605)	429,417	(950,961)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $1,193,300,901, which represents 42.00% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of July 31, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(h)	Represents a security purchased on a when-issued basis.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2025, the total value of these securities amounted to $43,091,069, which represents 1.52% of total net assets.

(j)	Represents a security in default.
(k)	Perpetual security with no specified maturity date.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(o)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	124,273,053	316,035,441	(285,804,123)	(1,275)	154,503,096	(3,898)	1,755,145	154,549,461
Itasca Park LLC - Unfunded
	—	23,050,000	—	—	23,050,000	—	—	—
Total	124,273,053			(1,275)	177,553,096	(3,898)	1,755,145

(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At July 31, 2025, the total market value of these securities amounted to $23,050,000, which represents 0.81% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC - Unfunded	07/28/2025	—	23,050,000	23,050,000

(q)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at July 31, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
08/13/2055 3.000%	(28,000,000)	08/13/2025	(24,054,844)	(23,958,253)

(r)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(s)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(t)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2025.

(u)
The stated interest rate represents the weighted average interest rate at July 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)	Represents a security purchased on a forward commitment basis.
(w)
At July 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 3.727%	12,000
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.000%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 3.334%	15,216
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	11,650
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Borrower	Unfunded Commitment ($)
Student Transportation Of America Holdings, Inc. Delayed Draw Term Loan 06/24/2032 3.525%	2,213
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	5,806

(x)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Total Return Bond Fund  | 2025

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1QT166_04_R01_(09/25)